Consolidated Income Statement - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Line Items]
Interest income from financial instruments measured at amortized cost and fair value through other comprehensive income	$ 26,507	$ 28,967	$ 22,444
Interest expense from financial instruments measured at amortized cost	(26,477)	(29,745)	(19,643)
Net interest income from financial instruments measured at fair value through profit or loss and other	6,323	5,455	1,765
Net interest income	6,354	4,678	4,566
Other net income from financial instruments measured at fair value through profit or loss	13,952	12,959	9,934
Fee and commission income	30,069	25,806	20,399
Fee and commission expense	(2,669)	(2,369)	(1,790)
Net fee and commission income	27,400	23,438	18,610
Other income	(17)	1,248	566
Total revenues	47,688	42,323	33,675
Credit loss expense / (release)	549	544	143
Personnel expenses	22,702	19,958	15,655
General and administrative expenses	17,481	16,548	11,118
Depreciation, amortization and impairment of non-financial assets	2,856	2,840	2,238
Operating expenses	43,038	39,346	29,011
Operating profit / (loss) before tax	4,101	2,433	4,521
Tax expense / (benefit)	534	900	1,206
Net profit / (loss)	3,566	1,533	3,315
Net profit / (loss) attributable to non-controlling interests	26	51	25
Net profit / (loss) attributable to shareholders	$ 3,541	$ 1,481	$ 3,290